PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

($ millions)	Land and Land Rights	Pipelines	Facilities and Equipment	Cavern Storage and Other(1)	Assets Under Construction	Total
Cost
Balance at December 31, 2022	481	9,495	6,949	2,014	367	19,306
Additions and transfers	—	150	112	81	230	573
Disposition and other	—	(15)	(33)	(76)	(9)	(133)
Change in decommissioning provision	—	4	29	8	—	41
Foreign exchange	(1)	(21)	(9)	—	—	(31)
Balance at December 31, 2023	480	9,613	7,048	2,027	588	19,756
Additions and transfers	4	452	416	141	(79)	934
Change in decommissioning provision	—	8	21	4	—	33
Acquisition (Note 5)	200	4,538	1,509	41	57	6,345
Foreign Exchange	12	216	105	2	5	340
Dispositions and other	(2)	(38)	(4)	(94)	(6)	(144)
Balance at December 31, 2024	694	14,789	9,095	2,121	565	27,264

Depreciation
Balance at December 31, 2022	32	2,087	1,185	484	—	3,788
Depreciation	6	195	177	75	—	453
Impairment reversal	—	(190)	(35)	(4)	—	(229)
Dispositions and Other	—	(9)	(11)	(34)	—	(54)
Balance at December 31, 2023	38	2,083	1,316	521	—	3,958
Depreciation	8	268	259	92	—	627
Dispositions and other	1	(16)	19	(63)	—	(59)
Balance at December 31, 2024	47	2,335	1,594	550	—	4,526

Carrying amounts
Balance at December 31, 2023	442	7,530	5,732	1,506	588	15,798
Balance at December 31, 2024	647	12,454	7,501	1,571	565	22,738

Assets subject to operating leases
Balance at December 31, 2023	39	607	521	119	—	1,286
Balance at December 31, 2024	43	649	564	111	—	1,367
(1)    At December 31, 2024, the movement in Cavern Storage and Other includes nil in net assets transferred to finance lease receivables (2023: $25 million).
Property, Plant and Equipment Under Construction
For the year ended December 31, 2024, included in additions and transfers are capitalized borrowing costs related to the construction of new pipelines or facilities amounting to $23 million (2023: $15 million), with capitalization rates ranging from 4.45 percent to 4.75 percent (2023: 4.15 percent to 4.38 percent).
Depreciation
Pipeline assets, facilities and equipment are depreciated using the straight-line method with remaining useful life of one to 75 years with the majority of assets depreciated over 40 years. Cavern storage and other assets are depreciated using the straight-line method over ten to 40 years with the majority of assets depreciated over 40 years. These rates are established to depreciate remaining net book value over the shorter of their useful lives or economic lives.